SHARE BASED PAYMENTS - Expense (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENTS
Share-based payments	R (512.4)	R (363.3)	R (299.4)
Expense settled in cash	(354.4)	(73.0)	(17.7)
Expense settled with equity	(158.0)	(290.3)	(281.7)
Expense from movement in grant date fair value	120.3
Expense from movement in post grant date fair value	232.4
Sibanye Stillwater 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Share-based payments	(145.2)	(194.4)	(139.2)
2013 Share Plan
SHARE-BASED PAYMENTS
Share-based payments		(95.9)	(142.5)
D R D Gold Equity Settled Scheme [Member]
SHARE-BASED PAYMENTS
Share-based payments	(12.8)
DRD Gold Cash Settled Scheme [Member]
SHARE-BASED PAYMENTS
Share-based payments	(127.8)	(64.1)	(3.2)
Share Based Plan Stillwater Cash Settled Scheme [Member]
SHARE-BASED PAYMENTS
Share-based payments	(0.7)	R (8.9)	R (14.5)
Sibanye Stillwater 2020 Share Plan [Member]
SHARE-BASED PAYMENTS
Share-based payments	R (225.9)